Loans (Loans Outstanding by Domicile and Industry of Borrower) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 84,003,729	¥ 82,952,090
Less: Unearned income and deferred loan fees-net		147,538	152,147
Loans outstanding		83,856,191	82,799,943
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		55,236,639	54,409,144
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,661,265	9,558,146
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,193,059	8,954,823
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,486,164	5,113,386
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,292,337	5,163,267
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,751,962	3,622,130
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,460,760	4,303,231
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,186,690	2,358,904
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,581,548	5,477,452
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,753,545	8,950,216
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		869,309	907,589
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	28,767,090	28,542,946
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,489,618	9,126,392
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		338,037	296,872
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		18,905,059	19,086,511
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 34,376	¥ 33,171

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of total foreign consist of commercial and industrial loans.